Schedule of Investments (unaudited) September 30, 2021	iShares Russell 1000 Large-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Large Cap Index Master Portfolio of Master Investment Portfolio	$736,330,555

Total Investments — 100.0% (Cost: $408,450,765)	736,330,555

Liabilities in Excess of Other Assets — (0.0)%	(322,233)

Net Assets — 100.0%	$736,008,322

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2021, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $736,330,555 and 3.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise, Inc.(a)	34,636	$6,061,993
Boeing Co.(a)	290,459	63,883,552
BWX Technologies, Inc.(b)	48,664	2,621,043
Curtiss-Wright Corp.(b)	23,002	2,902,392
General Dynamics Corp.	135,124	26,488,358
HEICO Corp.	24,152	3,184,924
HEICO Corp., Class A(b)	41,513	4,916,385
Hexcel Corp.(a)(b)	42,866	2,545,812
Howmet Aerospace, Inc.	213,426	6,658,891
Huntington Ingalls Industries, Inc.(b)	20,726	4,001,361
L3Harris Technologies, Inc.(b)	107,653	23,709,497
Lockheed Martin Corp.	134,529	46,425,958
Mercury Systems, Inc.(a)	27,892	1,322,639
Northrop Grumman Corp.	82,338	29,654,031
Raytheon Technologies Corp.	821,882	70,648,977
Spirit AeroSystems Holdings, Inc., Class A	56,095	2,478,838
Textron, Inc.(b)	125,525	8,762,900
TransDigm Group, Inc.(a)	27,714	17,309,333
Virgin Galactic Holdings Inc.(a)(b)	96,064	2,430,419

		326,007,303

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(b)	69,603	6,055,461
Expeditors International of Washington, Inc.	90,446	10,774,832
FedEx Corp.	133,627	29,303,065
GXO Logistics, Inc.(a)	52,538	4,121,081
United Parcel Service, Inc., Class B(b)	392,554	71,484,083

		121,738,522

Airlines(a) — 0.2%
Alaska Air Group, Inc.	65,191	3,820,193
American Airlines Group, Inc.(b)	337,347	6,922,360
Copa Holdings SA, Class A(b)	16,783	1,365,800
Delta Air Lines, Inc.	349,233	14,880,818
JetBlue Airways Corp.	176,940	2,705,413
Southwest Airlines Co.(b)	320,359	16,476,063
United Airlines Holdings, Inc.(b)	179,773	8,551,802

		54,722,449

Auto Components — 0.2%
Aptiv PLC(a)	144,893	21,584,710
BorgWarner, Inc.(b)	130,378	5,633,633
Gentex Corp.(b)	133,676	4,408,635
Lear Corp.	32,138	5,028,954
QuantumScape Corp.(a)(b)	110,459	2,710,664

		39,366,596

Automobiles — 1.8%
Ford Motor Co.(a)	2,115,289	29,952,492
General Motors Co.(a)(b)	747,561	39,403,940
Harley-Davidson, Inc.	82,663	3,026,293
Tesla, Inc.(a)	432,464	335,367,183
Thor Industries, Inc.(b)	28,362	3,481,719

		411,231,627

Banks — 4.2%
Bank of America Corp.	4,016,709	170,509,297
Bank of Hawaii Corp.(b)	21,836	1,794,264
Bank OZK(b)	63,567	2,732,110
BOK Financial Corp.	15,956	1,428,860
Citigroup, Inc.	1,099,195	77,141,505
Citizens Financial Group, Inc.	228,641	10,741,554
Comerica, Inc.	70,696	5,691,028

Security	Shares	Value

Banks (continued)
Commerce Bancshares, Inc.(b)	56,691	$3,950,229
Cullen/Frost Bankers, Inc.(b)	30,027	3,561,803
East West Bancorp, Inc.	74,934	5,810,382
Fifth Third Bancorp(b)	369,813	15,694,864
First Citizens BancShares, Inc., Class A(b)	3,379	2,849,071
First Hawaiian, Inc.(b)	68,030	1,996,680
First Horizon Corp.(b)	292,672	4,767,627
First Republic Bank	95,840	18,485,619
FNB Corp.(b)	164,449	1,910,897
Huntington Bancshares, Inc.(b)	805,851	12,458,456
JPMorgan Chase & Co.	1,610,405	263,607,194
KeyCorp.(b)	521,223	11,268,841
M&T Bank Corp.	68,699	10,259,509
PacWest Bancorp	60,351	2,735,107
People’s United Financial, Inc.	240,331	4,198,583
Pinnacle Financial Partners, Inc.(b)	41,046	3,861,608
PNC Financial Services Group, Inc.(b)	230,364	45,068,413
Popular, Inc.	44,841	3,482,800
Prosperity Bancshares, Inc.(b)	49,377	3,512,186
Regions Financial Corp.	525,132	11,190,563
Signature Bank	31,853	8,672,935
Sterling Bancorp(b)	103,668	2,587,553
SVB Financial Group(a)	30,356	19,636,689
Synovus Financial Corp.(b)	83,645	3,671,179
Truist Financial Corp.(b)	729,347	42,776,202
U.S. Bancorp	728,749	43,316,841
Umpqua Holdings Corp.(b)	112,107	2,270,167
Webster Financial Corp.(b)	53,167	2,895,475
Wells Fargo & Co.	2,243,775	104,133,598
Western Alliance Bancorp(b)	54,585	5,939,940
Wintrust Financial Corp.	30,232	2,429,746
Zions Bancorp NA	85,292	5,278,722

		944,318,097

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	5,171	2,635,917
Brown-Forman Corp., Class A	22,750	1,425,743
Brown-Forman Corp., Class B	98,806	6,620,990
Coca-Cola Co.	2,105,967	110,500,088
Constellation Brands, Inc., Class A	85,998	18,118,919
Keurig Dr Pepper, Inc.(b)	374,802	12,803,236
Molson Coors Beverage Co., Class B(b)	99,776	4,627,611
Monster Beverage Corp.(a)	199,664	17,736,153
PepsiCo, Inc.	749,420	112,720,262

		287,188,919

Biotechnology — 2.1%
AbbVie, Inc.	958,304	103,372,252
Acceleron Pharma, Inc.(a)	27,463	4,726,382
Alnylam Pharmaceuticals, Inc.(a)	63,086	11,911,268
Amgen, Inc.	308,092	65,515,764
Biogen, Inc.(a)	80,553	22,795,693
BioMarin Pharmaceutical, Inc.(a)	98,051	7,578,362
CureVac NV(a)(b)	28,509	1,557,162
Exact Sciences Corp.(a)(b)	91,640	8,747,038
Exelixis, Inc.(a)	177,209	3,746,198
Gilead Sciences, Inc.	681,725	47,618,491
Horizon Therapeutics PLC(a)	117,175	12,835,350
Incyte Corp.(a)	100,510	6,913,078
Ionis Pharmaceuticals, Inc.(a)(b)	74,032	2,483,033
Iovance Biotherapeutics, Inc.(a)	81,538	2,010,727
Mirati Therapeutics, Inc.(a)	21,062	3,726,078
Moderna, Inc.(a)	183,482	70,614,883

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Natera, Inc.(a)(b)	45,793	$5,103,172
Neurocrine Biosciences, Inc.(a)	53,205	5,102,892
Novavax, Inc.(a)(b)	39,637	8,217,146
Regeneron Pharmaceuticals, Inc.(a)	54,581	33,031,330
Sage Therapeutics, Inc.(a)	27,664	1,225,792
Sarepta Therapeutics, Inc.(a)(b)	40,742	3,767,820
Seagen, Inc.(a)(b)	71,619	12,160,906
Ultragenyx Pharmaceutical, Inc.(a)	34,585	3,119,221
United Therapeutics Corp.(a)	23,857	4,403,525
Vertex Pharmaceuticals, Inc.(a)	141,686	25,700,424

		477,983,987

Building Products — 0.6%
A O Smith Corp.(b)	71,073	4,340,428
Advanced Drainage Systems, Inc.(b)	34,230	3,702,659
Allegion plc	48,010	6,345,962
Armstrong World Industries, Inc.(b)	24,181	2,308,560
AZEK Co., Inc.(a)	62,229	2,273,225
Builders FirstSource, Inc.(a)(b)	109,978	5,690,262
Carlisle Cos., Inc.(b)	28,395	5,644,642
Carrier Global Corp.(b)	468,922	24,271,403
Fortune Brands Home & Security, Inc.	77,137	6,897,591
Johnson Controls International PLC	390,963	26,616,761
Lennox International, Inc.(b)	18,490	5,439,203
Masco Corp.	133,924	7,439,478
Owens Corning	54,036	4,620,078
Trane Technologies PLC	128,177	22,129,759
Trex Co., Inc.(a)(b)	63,150	6,436,880

		134,156,891

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	23,012	3,476,883
Ameriprise Financial, Inc.(b)	60,874	16,078,041
Apollo Global Management, Inc.(b)	102,427	6,308,479
Ares Management Corp., Class A(b)	73,796	5,448,359
Bank of New York Mellon Corp.(b)	424,909	22,027,283
BlackRock, Inc.(c)	77,531	65,022,148
Blackstone Group, Inc.	370,041	43,050,570
Carlyle Group, Inc.	87,105	4,118,324
Cboe Global Markets, Inc.	57,761	7,154,277
Charles Schwab Corp.	815,776	59,421,124
CME Group, Inc.	195,067	37,722,056
Evercore, Inc., Class A(b)	22,652	3,027,893
FactSet Research Systems, Inc.	20,924	8,260,377
Franklin Resources, Inc.(b)	161,878	4,811,014
Goldman Sachs Group, Inc.	178,990	67,663,590
Interactive Brokers Group, Inc., Class A	41,604	2,593,593
Intercontinental Exchange, Inc.	302,199	34,698,489
Invesco Ltd.	179,011	4,315,955
Janus Henderson Group PLC(b)	43,854	1,812,486
Jefferies Financial Group, Inc.(b)	115,156	4,275,742
KKR & Co., Inc.	302,896	18,440,309
Lazard Ltd., Class A	51,262	2,347,800
LPL Financial Holdings, Inc.(b)	43,724	6,854,174
MarketAxess Holdings, Inc.	19,979	8,404,966
Moody’s Corp.(b)	88,416	31,397,406
Morgan Stanley	738,451	71,858,667
Morningstar, Inc.	12,947	3,353,661
MSCI, Inc.	43,709	26,589,933
Nasdaq, Inc.	62,474	12,058,731
Northern Trust Corp.	110,228	11,883,681
Raymond James Financial, Inc.	98,977	9,133,598
S&P Global, Inc.(b)	130,569	55,477,462

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	60,461	$3,585,337
State Street Corp.	196,066	16,610,712
Stifel Financial Corp.	54,749	3,720,742
T. Rowe Price Group, Inc.(b)	123,256	24,244,455
Tradeweb Markets, Inc., Class A	56,323	4,549,772
Virtu Financial, Inc., Class A	56,142	1,371,549

		713,169,638

Chemicals — 1.3%
Air Products & Chemicals, Inc.	120,375	30,829,241
Albemarle Corp.(b)	63,630	13,933,061
Ashland Global Holdings, Inc.(b)	29,334	2,614,246
Axalta Coating Systems Ltd.(a)(b)	115,763	3,379,122
Celanese Corp.	59,122	8,906,138
CF Industries Holdings, Inc.	114,453	6,388,767
Chemours Co.(b)	88,178	2,562,453
Corteva, Inc.	403,305	16,971,074
Diversey Holdings Ltd.(a)(b)	27,521	441,437
Dow, Inc.(b)	404,774	23,298,792
DuPont de Nemours, Inc.	286,073	19,450,103
Eastman Chemical Co.	72,756	7,329,439
Ecolab, Inc.	135,926	28,356,882
Element Solutions, Inc.	130,715	2,833,901
FMC Corp.(b)	69,470	6,360,673
Huntsman Corp.(b)	117,672	3,481,915
International Flavors & Fragrances, Inc.	136,106	18,200,094
LyondellBasell Industries NV, Class A	142,759	13,397,932
Mosaic Co.	186,737	6,670,246
NewMarket Corp.	3,312	1,122,006
Olin Corp.	76,084	3,671,053
PPG Industries, Inc.	129,624	18,537,528
RPM International, Inc.(b)	68,115	5,289,130
Scotts Miracle-Gro Co.	23,983	3,510,152
Sherwin-Williams Co.	132,651	37,106,464
Valvoline, Inc.	97,038	3,025,645
Westlake Chemical Corp.(b)	18,106	1,650,181

		289,317,675

Commercial Services & Supplies — 0.4%
ADT, Inc.	65,817	532,459
Cintas Corp.	47,365	18,029,961
Clean Harbors, Inc.(a)	27,862	2,894,026
Copart, Inc.(a)	114,155	15,835,582
Driven Brands Holdings, Inc.(a)(b)	22,172	640,549
IAA, Inc.(a)	70,453	3,844,620
MSA Safety, Inc.(b)	20,127	2,932,504
Republic Services, Inc.	114,542	13,751,912
Rollins, Inc.(b)	127,532	4,505,706
Stericycle, Inc.(a)	51,667	3,511,806
Waste Management, Inc.(b)	229,723	34,311,427

		100,790,552

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	32,659	11,222,939
Ciena Corp.(a)(b)	86,107	4,421,595
Cisco Systems, Inc.	2,292,230	124,766,079
CommScope Holding Co., Inc.(a)	96,259	1,308,160
F5 Networks, Inc.(a)	31,955	6,352,015
Juniper Networks, Inc.	179,952	4,952,279
Lumentum Holdings, Inc.(a)(b)	42,345	3,537,501
Motorola Solutions, Inc.	89,223	20,728,287

2

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ubiquiti, Inc.(b)	4,358	$1,301,604
ViaSat, Inc.(a)	37,134	2,044,969

		180,635,428

Construction & Engineering — 0.1%
AECOM(a)	75,665	4,778,245
MasTec, Inc.(a)	30,124	2,599,099
Quanta Services, Inc.	73,526	8,368,729
Valmont Industries, Inc.(b)	10,563	2,483,572

		18,229,645

Construction Materials — 0.1%
Eagle Materials, Inc.(b)	22,928	3,007,237
Martin Marietta Materials, Inc.	33,190	11,340,359
Vulcan Materials Co.	72,924	12,335,824

		26,683,420

Consumer Finance — 0.7%
Ally Financial, Inc.	198,586	10,137,815
American Express Co.(b)	349,586	58,566,143
Capital One Financial Corp.	240,646	38,977,433
Credit Acceptance Corp.(a)(b)	4,685	2,742,130
Discover Financial Services	162,578	19,972,707
OneMain Holdings, Inc.	57,378	3,174,725
Santander Consumer USA Holdings, Inc.(b)	29,725	1,239,532
SLM Corp.	170,533	3,001,381
Synchrony Financial	312,160	15,258,381
Upstart Holdings Inc(a)	24,213	7,661,962

		160,732,209

Containers & Packaging — 0.4%
Amcor PLC	845,608	9,800,597
AptarGroup, Inc.(b)	34,443	4,110,772
Ardagh Group SA	6,425	163,773
Avery Dennison Corp.	44,650	9,251,927
Ball Corp.(b)	175,955	15,830,671
Berry Global Group, Inc.(a)	70,752	4,307,382
Crown Holdings, Inc.	68,268	6,880,049
Graphic Packaging Holding Co.	155,466	2,960,073
International Paper Co.	210,993	11,798,729
Packaging Corp. of America(b)	52,482	7,213,126
Sealed Air Corp.	82,180	4,502,642
Silgan Holdings, Inc.(b)	48,245	1,850,678
Sonoco Products Co.(b)	53,723	3,200,816
Westrock Co.	146,328	7,291,524

		89,162,759

Distributors — 0.1%
Genuine Parts Co.	77,978	9,453,273
LKQ Corp.(a)	150,125	7,554,290
Pool Corp.	20,903	9,080,472

		26,088,035

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)(b)	34,384	4,793,817
Chegg, Inc.(a)	75,210	5,115,784
frontdoor, Inc.(a)	51,747	2,168,199
Grand Canyon Education, Inc.(a)	25,609	2,252,568
H&R Block, Inc.	90,572	2,264,300
Mister Car Wash, Inc.(a)	24,625	449,406
Service Corp. International	86,566	5,216,467
Terminix Global Holdings, Inc.(a)	73,253	3,052,453

		25,312,994

Security	Shares	Value

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	1,007,035	$274,860,133
Equitable Holdings, Inc.	202,853	6,012,563
Voya Financial, Inc.	59,021	3,623,299

		284,495,995

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	3,874,526	104,650,947
Lumen Technologies, Inc.(b)	586,508	7,266,834
Verizon Communications, Inc.	2,247,732	121,400,006

		233,317,787

Electric Utilities — 1.4%
Alliant Energy Corp.	133,276	7,460,790
American Electric Power Co., Inc.	272,214	22,098,332
Avangrid, Inc.(b)	29,257	1,421,890
Duke Energy Corp.	418,364	40,828,143
Edison International(b)	205,438	11,395,646
Entergy Corp.	107,454	10,671,257
Evergy, Inc.	122,408	7,613,778
Eversource Energy	184,239	15,063,381
Exelon Corp.	531,867	25,710,451
FirstEnergy Corp.	292,060	10,403,177
Hawaiian Electric Industries, Inc.	63,665	2,599,442
IDACORP, Inc.(b)	26,848	2,775,546
NextEra Energy, Inc.	1,063,655	83,518,191
NRG Energy, Inc.	135,175	5,519,195
OGE Energy Corp.	108,037	3,560,900
PG&E Corp.(a)	810,753	7,783,229
Pinnacle West Capital Corp.(b)	58,994	4,268,806
PPL Corp.	413,548	11,529,718
Southern Co.	574,885	35,625,623
Xcel Energy, Inc.	288,391	18,024,437

		327,871,932

Electrical Equipment — 0.7%
Acuity Brands, Inc.(b)	19,019	3,297,324
AMETEK, Inc.	124,668	15,460,079
ChargePoint Holdings, Inc.(a)(b)	67,666	1,352,643
Eaton Corp. PLC	216,860	32,379,367
Emerson Electric Co.	324,273	30,546,517
Generac Holdings, Inc.(a)(b)	33,419	13,657,343
Hubbell, Inc.	28,978	5,235,455
nVent Electric PLC(b)	96,787	3,129,124
Plug Power, Inc.(a)(b)	286,538	7,318,180
Regal Beloit Corp.	20,675	3,108,279
Rockwell Automation, Inc.	62,781	18,460,125
Sensata Technologies Holding PLC(a)	86,180	4,715,770
Shoals Technologies Group, Inc., Class A(a)(b)	62,496	1,742,388
Sunrun, Inc.(a)(b)	106,993	4,707,692
Vertiv Holdings Co.(b)	152,268	3,668,136

		148,778,422

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A(b)	319,471	23,394,861
Arrow Electronics, Inc.(a)	39,825	4,471,949
Avnet, Inc.	51,693	1,911,090
CDW Corp.(b)	73,717	13,417,968
Cognex Corp.	95,839	7,688,205
Coherent, Inc.(a)	13,003	3,251,920
Corning, Inc.(b)	413,298	15,081,244
IPG Photonics Corp.(a)(b)	19,152	3,033,677
Jabil, Inc.	73,694	4,301,519
Keysight Technologies, Inc.(a)	101,150	16,617,933
Littelfuse, Inc.(b)	13,666	3,734,508

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	67,460	$2,646,456
SYNNEX Corp.(b)	20,971	2,183,081
Teledyne Technologies, Inc.(a)	25,303	10,869,663
Trimble, Inc.(a)	133,581	10,987,037
Vontier Corp.	98,398	3,306,173
Zebra Technologies Corp., Class A(a)	29,090	14,993,568

		141,890,852

Energy Equipment & Services — 0.2%
Baker Hughes Co.(b)	395,695	9,785,537
Halliburton Co.	476,161	10,294,601
NOV, Inc.(a)(b)	198,799	2,606,255
Schlumberger NV	754,683	22,368,804

		45,055,197

Entertainment — 1.9%
Activision Blizzard, Inc.	419,962	32,500,859
Electronic Arts, Inc.(b)	153,128	21,782,458
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	668,486
Liberty Media Corp.-Liberty Formula One, Class C(a)	103,957	5,344,429
Live Nation Entertainment, Inc.(a)	72,061	6,566,919
Madison Square Garden Sports Corp.(a)	9,792	1,820,823
Netflix, Inc.(a)	234,265	142,981,300
Playtika Holding Corp.(a)	56,255	1,554,326
Roku, Inc.(a)	63,421	19,872,970
Skillz, Inc.(a)(b)	158,038	1,551,933
Spotify Technology SA(a)(b)	73,409	16,541,984
Take-Two Interactive Software, Inc.(a)	61,586	9,488,555
Walt Disney Co.(a)	984,856	166,608,090
World Wrestling Entertainment, Inc., Class A(b)	24,370	1,371,056
Zynga, Inc., Class A(a)	536,080	4,036,683

		432,690,871

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	82,853	15,830,723
American Campus Communities, Inc.(b)	74,192	3,594,602
American Homes 4 Rent, Class A	152,895	5,828,357
American Tower Corp.	244,795	64,971,041
Americold Realty Trust(b)	141,502	4,110,633
Apartment Income REIT Corp.	87,495	4,270,631
AvalonBay Communities, Inc.	75,520	16,738,253
Boston Properties, Inc.	83,457	9,042,566
Brixmor Property Group, Inc.	157,959	3,492,474
Camden Property Trust(b)	52,487	7,740,258
CoreSite Realty Corp.(b)	24,059	3,333,134
Cousins Properties, Inc.	82,141	3,063,038
Crown Castle International Corp.	234,284	40,606,103
CubeSmart	113,530	5,500,529
CyrusOne, Inc.	66,585	5,154,345
Digital Realty Trust, Inc.(b)	152,696	22,056,937
Douglas Emmett, Inc.(b)	87,900	2,778,519
Duke Realty Corp.(b)	204,132	9,771,799
EPR Properties	40,258	1,987,940
Equinix, Inc.(b)	48,629	38,423,232
Equity LifeStyle Properties, Inc.	91,872	7,175,203
Equity Residential	201,568	16,310,883
Essex Property Trust, Inc.(b)	35,570	11,373,152
Extra Space Storage, Inc.	70,977	11,923,426
Federal Realty Investment Trust(b)	43,966	5,187,548
First Industrial Realty Trust, Inc.	65,875	3,430,770
Gaming and Leisure Properties, Inc.	120,357	5,574,936

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A(b)	116,856	$3,465,949
Healthpeak Properties, Inc.	292,133	9,780,613
Highwoods Properties, Inc.(b)	56,254	2,467,300
Host Hotels & Resorts, Inc.(a)(b)	372,940	6,090,110
Hudson Pacific Properties, Inc.	82,180	2,158,869
Invitation Homes, Inc.	310,355	11,895,907
Iron Mountain, Inc.(b)	152,304	6,617,609
JBG SMITH Properties	63,076	1,867,680
Kilroy Realty Corp.(b)	64,778	4,288,951
Kimco Realty Corp.	306,851	6,367,158
Lamar Advertising Co., Class A(b)	45,610	5,174,455
Life Storage, Inc.	41,256	4,733,713
Medical Properties Trust, Inc.(b)	319,967	6,421,738
Mid-America Apartment Communities, Inc.	62,548	11,680,839
National Retail Properties, Inc.	91,392	3,947,221
Omega Healthcare Investors, Inc.(b)	131,791	3,948,458
Park Hotels & Resorts, Inc.(a)	126,278	2,416,961
Prologis, Inc.	400,077	50,181,658
Public Storage	81,577	24,236,527
Rayonier, Inc.(b)	75,646	2,699,049
Realty Income Corp.(b)	209,247	13,571,760
Regency Centers Corp.	90,465	6,091,009
Rexford Industrial Realty, Inc.(b)	76,092	4,318,221
SBA Communications Corp.	58,155	19,224,298
Simon Property Group, Inc.	178,459	23,194,316
SL Green Realty Corp.(b)	37,210	2,635,956
Spirit Realty Capital, Inc.	67,076	3,088,179
STORE Capital Corp.(b)	136,886	4,384,459
Sun Communities, Inc.	61,518	11,386,982
UDR, Inc.	157,140	8,325,277
Ventas, Inc.	212,812	11,749,351
VEREIT, Inc.	124,411	5,627,110
VICI Properties, Inc.(b)	315,289	8,957,361
Vornado Realty Trust(b)	91,033	3,824,296
Welltower, Inc.(b)	227,278	18,727,707
Weyerhaeuser Co.	404,913	14,402,755
WP Carey, Inc.	99,359	7,257,181

		666,478,015

Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A(b)	88,796	2,764,219
Casey’s General Stores, Inc.(b)	19,362	3,648,769
Costco Wholesale Corp.	239,797	107,752,782
Grocery Outlet Holding Corp.(a)(b)	49,659	1,071,145
Kroger Co.	406,672	16,441,749
Sysco Corp.(b)	265,741	20,860,669
US Foods Holding Corp.(a)(b)	125,465	4,348,617
Walgreens Boots Alliance, Inc.	388,803	18,293,181
Walmart, Inc.	778,098	108,451,299

		283,632,430

Food Products — 0.9%
Archer-Daniels-Midland Co.(b)	303,866	18,234,999
Beyond Meat, Inc.(a)(b)	29,925	3,149,905
Bunge Ltd.(b)	72,946	5,931,969
Campbell Soup Co.(b)	103,873	4,342,930
Conagra Brands, Inc.	259,376	8,785,065
Darling Ingredients, Inc.(a)	86,723	6,235,384
Flowers Foods, Inc.(b)	102,672	2,426,139
Freshpet, Inc.(a)(b)	21,901	3,125,054
General Mills, Inc.(b)	332,724	19,903,550
Hain Celestial Group, Inc.(a)	48,979	2,095,322
Hershey Co.(b)	78,285	13,249,736

4

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hormel Foods Corp.(b)	150,350	$6,164,350
Ingredion, Inc.(b)	35,350	3,146,503
J.M. Smucker Co.(b)	55,234	6,629,737
Kellogg Co.(b)	138,340	8,842,693
Kraft Heinz Co.(b)	362,349	13,341,690
Lamb Weston Holdings, Inc.	78,479	4,816,256
McCormick & Co., Inc.	137,153	11,113,508
Mondelez International, Inc., Class A	757,779	44,087,582
Pilgrim’s Pride Corp.(a)	28,135	818,166
Post Holdings, Inc.(a)	32,268	3,554,643
Seaboard Corp.	134	549,399
Tyson Foods, Inc., Class A(b)	153,875	12,146,892

		202,691,472

Gas Utilities(b) — 0.1%
Atmos Energy Corp.	70,724	6,237,857
National Fuel Gas Co.	46,971	2,466,917
UGI Corp.	111,222	4,740,281

		13,445,055

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	942,137	111,294,644
ABIOMED, Inc.(a)	23,637	7,694,316
Align Technology, Inc.(a)	42,665	28,390,571
Baxter International, Inc.	275,242	22,137,714
Becton Dickinson and Co.	155,213	38,154,460
Boston Scientific Corp.(a)	772,898	33,536,044
Cooper Cos., Inc.	26,309	10,873,773
DENTSPLY SIRONA, Inc.	114,839	6,666,404
DexCom, Inc.(a)	52,594	28,761,555
Edwards Lifesciences Corp.(a)	335,701	38,004,710
Envista Holdings Corp.(a)(b)	92,720	3,876,623
Figs, Inc.(a)	27,109	1,006,828
Globus Medical, Inc., Class A(a)	40,460	3,100,045
Hill-Rom Holdings, Inc.	35,053	5,257,950
Hologic, Inc.(a)	133,384	9,845,073
ICU Medical, Inc.(a)	10,540	2,459,825
IDEXX Laboratories, Inc.(a)	46,180	28,719,342
Insulet Corp.(a)	35,901	10,204,141
Integra LifeSciences Holdings Corp.(a)(b)	39,587	2,710,918
Intuitive Surgical, Inc.(a)	64,054	63,679,284
Masimo Corp.(a)(b)	26,861	7,271,541
Medtronic PLC	728,241	91,285,009
Novocure Ltd.(a)(b)	54,962	6,384,936
Penumbra, Inc.(a)	18,517	4,934,781
Quidel Corp.(a)(b)	19,204	2,710,645
ResMed, Inc.	77,534	20,434,086
STERIS PLC(b)	45,825	9,361,131
Stryker Corp.	189,232	49,904,263
Tandem Diabetes Care, Inc.(a)(b)	34,301	4,094,853
Teleflex, Inc.(b)	24,918	9,382,873
West Pharmaceutical Services, Inc.	39,493	16,766,358
Zimmer Biomet Holdings, Inc.(b)	112,900	16,524,044

		695,428,740

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	47,503	3,029,741
Agilon Health, Inc.(a)	41,531	1,088,528
Amedisys, Inc.(a)	17,764	2,648,612
AmerisourceBergen Corp.	79,702	9,520,404
Anthem, Inc.	131,761	49,120,501
Cardinal Health, Inc.(b)	154,502	7,641,669
Centene Corp.(a)	315,626	19,666,656
Chemed Corp.	8,047	3,742,821

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	181,746	$36,378,279
CVS Health Corp.	713,913	60,582,657
DaVita, Inc.(a)	36,393	4,231,050
Encompass Health Corp.(b)	51,380	3,855,555
Guardant Health, Inc.(a)(b)	48,196	6,024,982
HCA Healthcare, Inc.	137,214	33,304,582
Henry Schein, Inc.(a)	76,135	5,798,442
Humana, Inc.	70,274	27,347,127
Laboratory Corp. of America Holdings(a)	52,527	14,783,199
McKesson Corp.	84,673	16,882,103
Molina Healthcare, Inc.(a)(b)	30,081	8,161,276
Oak Street Health, Inc.(a)(b)	56,426	2,399,798
Premier, Inc., Class A(b)	67,703	2,624,168
Quest Diagnostics, Inc.	65,484	9,515,480
Signify Health, Inc., Class A(a)(b)	33,844	604,792
UnitedHealth Group, Inc.	510,283	199,387,980
Universal Health Services, Inc., Class B(b)	39,117	5,412,619

		533,753,021

Health Care Technology — 0.2%
Cerner Corp.(b)	161,779	11,408,655
Certara, Inc.(a)(b)	44,527	1,473,844
Change Healthcare, Inc.(a)	142,878	2,991,865
Teladoc Health, Inc.(a)	82,107	10,411,989
Veeva Systems, Inc., Class A(a)	73,513	21,184,241

		47,470,594

Hotels, Restaurants & Leisure — 2.1%
Aramark	119,824	3,937,417
Booking Holdings, Inc.(a)	22,241	52,797,243
Boyd Gaming Corp.(a)(b)	44,050	2,786,603
Caesars Entertainment, Inc.(a)	111,316	12,498,560
Carnival Corp.(a)(b)	457,270	11,436,323
Chipotle Mexican Grill, Inc.(a)	15,254	27,724,450
Choice Hotels International, Inc.(b)	18,605	2,351,114
Churchill Downs, Inc.(b)	19,784	4,749,743
Darden Restaurants, Inc.	69,454	10,520,197
Domino’s Pizza, Inc.	19,720	9,405,651
DraftKings, Inc., Class A(a)(b)	163,006	7,850,369
Expedia Group, Inc.(a)(b)	79,167	12,975,471
Hilton Worldwide Holdings, Inc.(a)	149,306	19,724,816
Hyatt Hotels Corp., Class A(a)(b)	23,308	1,797,047
Las Vegas Sands Corp.(a)	178,202	6,522,193
Marriott International, Inc., Class A(a)	147,336	21,818,988
Marriott Vacations Worldwide Corp.(b)	22,345	3,515,539
McDonald’s Corp.	405,089	97,671,009
MGM Resorts International	219,060	9,452,439
Norwegian Cruise Line Holdings Ltd.(a)(b)	199,787	5,336,311
Penn National Gaming, Inc.(a)(b)	83,791	6,071,496
Planet Fitness, Inc., Class A(a)(b)	42,933	3,372,387
Royal Caribbean Cruises Ltd.(a)	117,649	10,464,878
Six Flags Entertainment Corp.(a)	45,434	1,930,945
Starbucks Corp.	639,131	70,502,540
Travel + Leisure Co.	45,887	2,502,218
Vail Resorts, Inc.(a)(b)	21,598	7,214,812
Wendy’s Co.	95,181	2,063,524
Wyndham Hotels & Resorts, Inc.(b)	52,625	4,062,124
Wynn Resorts Ltd.(a)	56,909	4,823,038
Yum China Holdings, Inc.(b)	225,942	13,129,490
Yum! Brands, Inc.(b)	160,349	19,612,286

		470,621,221

Household Durables — 0.4%
D.R. Horton, Inc.	182,701	15,341,403

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	83,164	$12,928,675
Leggett & Platt, Inc.(b)	74,594	3,344,795
Lennar Corp., B Shares	10,779	836,343
Lennar Corp., Class A(b)	144,969	13,580,696
Mohawk Industries, Inc.(a)	31,157	5,527,252
Newell Brands, Inc.	209,219	4,632,109
NVR, Inc.(a)	1,762	8,447,169
PulteGroup, Inc.	139,170	6,390,686
Tempur Sealy International, Inc.	102,096	4,738,275
Toll Brothers, Inc.(b)	61,053	3,375,620
TopBuild Corp.(a)	17,705	3,626,161
Whirlpool Corp.(b)	33,311	6,790,781

		89,559,965

Household Products — 1.2%
Church & Dwight Co., Inc.(b)	133,373	11,012,609
Clorox Co.(b)	66,802	11,063,079
Colgate-Palmolive Co.(b)	454,433	34,346,046
Kimberly-Clark Corp.(b)	182,447	24,163,281
Procter & Gamble Co.	1,320,660	184,628,268
Reynolds Consumer Products Inc.(b)	25,495	697,033
Spectrum Brands Holdings, Inc.(b)	24,767	2,369,459

		268,279,775

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	354,602	8,095,564
Brookfield Renewable Corp., Class A(b)	68,537	2,659,921
Vistra Corp.	254,672	4,354,891

		15,110,376

Industrial Conglomerates — 1.0%
3M Co.	313,721	55,032,938
General Electric Co.(b)	592,314	61,026,111
Honeywell International, Inc.(b)	376,903	80,008,969
Roper Technologies, Inc.	57,019	25,437,887

		221,505,905

Insurance — 2.0%
Aflac, Inc.(b)	360,738	18,805,272
Alleghany Corp.(a)(b)	7,238	4,519,480
Allstate Corp.	160,477	20,430,327
American Financial Group, Inc.(b)	35,874	4,514,025
American International Group, Inc.	462,900	25,408,581
Aon PLC, Class A	121,880	34,829,648
Arch Capital Group Ltd.(a)	212,295	8,105,423
Arthur J. Gallagher & Co.	111,513	16,576,407
Assurant, Inc.(b)	31,492	4,967,863
Assured Guaranty Ltd.(b)	39,415	1,845,016
Athene Holding Ltd., Class A(a)	65,033	4,478,823
Axis Capital Holdings Ltd.(b)	44,804	2,062,776
Brighthouse Financial, Inc.(a)	47,261	2,137,615
Brown & Brown, Inc.	125,378	6,952,210
Chubb Ltd.	237,335	41,172,876
Cincinnati Financial Corp.(b)	79,640	9,096,481
CNA Financial Corp.	18,457	774,456
Erie Indemnity Co., Class A(b)	13,588	2,424,371
Everest Re Group Ltd.	20,783	5,211,961
Fidelity National Financial, Inc.(b)	149,944	6,798,461
First American Financial Corp.	58,488	3,921,620
Globe Life, Inc.	55,614	4,951,314
GoHealth, Inc., Class A(a)	26,367	132,626
Hanover Insurance Group, Inc.(b)	21,179	2,745,222
Hartford Financial Services Group, Inc.(b)	189,362	13,302,681
Kemper Corp.(b)	33,376	2,229,183

Security	Shares	Value

Insurance (continued)
Lemonade, Inc.(a)(b)	18,475	$1,238,010
Lincoln National Corp.(b)	104,438	7,180,113
Loews Corp.	117,613	6,342,869
Markel Corp.(a)	7,370	8,808,108
Marsh & McLennan Cos., Inc.	275,847	41,771,511
Mercury General Corp.(b)	13,156	732,395
MetLife, Inc.	389,802	24,062,477
Old Republic International Corp.	148,984	3,446,000
Primerica, Inc.(b)	21,114	3,243,744
Principal Financial Group, Inc.(b)	144,443	9,302,129
Progressive Corp.	318,800	28,816,332
Prudential Financial, Inc.(b)	207,422	21,820,794
Reinsurance Group of America, Inc.(b)	35,355	3,933,597
RenaissanceRe Holdings Ltd.(b)	26,276	3,662,874
Travelers Cos., Inc.(b)	134,857	20,499,613
Unum Group	104,440	2,617,266
W.R. Berkley Corp.	72,504	5,305,843
White Mountains Insurance Group Ltd.	1,716	1,835,451
Willis Towers Watson PLC	69,598	16,178,751

		459,192,595

Interactive Media & Services(a) — 6.0%
Alphabet, Inc., Class A	163,154	436,195,482
Alphabet, Inc., Class C	152,213	405,694,831
Facebook, Inc., Class A	1,298,188	440,592,025
IAC/InterActiveCorp	40,964	5,337,200
Match Group, Inc.(b)	148,433	23,302,497
Pinterest, Inc., Class A	301,844	15,378,952
TripAdvisor, Inc.	55,991	1,895,295
Twitter, Inc.(b)	426,480	25,755,127
Vimeo, Inc.(b)	79,879	2,346,046
Zillow Group, Inc., Class A	33,710	2,986,032
Zillow Group, Inc., Class C(b)	92,963	8,193,759

		1,367,677,246

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(a)	235,434	773,410,107
DoorDash, Inc., Class A(a)	77,428	15,948,619
eBay, Inc.	349,267	24,333,432
Etsy, Inc.(a)	67,985	14,138,161
Mandiant, Inc.(a)	131,159	2,334,630
Qurate Retail, Inc., Series A(b)	197,866	2,016,255
Wayfair, Inc., Class A(a)(b)	40,445	10,334,102

		842,515,306

IT Services — 5.3%
Accenture PLC, Class A	344,946	110,355,124
Akamai Technologies, Inc.(a)	87,667	9,169,092
Alliance Data Systems Corp.	24,590	2,480,885
Amdocs Ltd.(b)	70,407	5,330,514
Automatic Data Processing, Inc.(b)	231,058	46,193,115
Broadridge Financial Solutions, Inc.(b)	63,583	10,595,471
Cloudflare, Inc., Class A(a)	138,768	15,632,215
Cognizant Technology Solutions Corp., Class A	283,231	21,018,573
Concentrix Corp.(a)	23,884	4,227,468
DXC Technology Co.(a)	132,485	4,452,821
EPAM Systems, Inc.(a)	29,252	16,687,681
Euronet Worldwide, Inc.(a)	27,020	3,439,106
Fastly, Inc., Class A(a)(b)	56,737	2,294,444
Fidelity National Information Services, Inc.(b)	336,927	40,997,277
Fiserv, Inc.(a)(b)	325,080	35,271,180
FleetCor Technologies, Inc.(a)	44,190	11,545,521
Gartner, Inc.(a)	43,480	13,212,702
Genpact Ltd.	99,807	4,741,831

6

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Global Payments, Inc.	160,361	$25,269,686
Globant SA(a)(b)	22,030	6,190,650
GoDaddy, Inc., Class A(a)(b)	92,298	6,433,171
International Business Machines Corp.	484,711	67,340,899
Jack Henry & Associates, Inc.	39,632	6,502,026
Mastercard, Inc., Class A	474,619	165,015,534
MongoDB, Inc.(a)(b)	33,282	15,692,796
Okta, Inc.(a)	66,676	15,824,882
Paychex, Inc.(b)	173,858	19,550,332
PayPal Holdings, Inc.(a)	637,375	165,851,349
Paysafe Ltd.(a)(b)	223,543	1,732,458
Sabre Corp.(a)(b)	176,574	2,090,636
Shift4 Payments, Inc., Class A(a)	23,042	1,786,216
Snowflake, Inc., Class A(a)(b)	106,675	32,261,720
SolarWinds Corp.(b)	14,202	237,600
Square, Inc., Class A(a)(b)	214,752	51,506,120
StoneCo Ltd., Class A(a)	118,694	4,121,056
Switch, Inc., Class A(b)	66,216	1,681,224
Twilio, Inc., Class A(a)	90,900	29,001,645
VeriSign, Inc.(a)	54,351	11,142,499
Visa, Inc., Class A(b)	918,167	204,521,699
Western Union Co.	212,633	4,299,439
WEX, Inc.(a)	25,267	4,450,529
Wix.com Ltd.(a)(b)	28,614	5,607,486

		1,205,756,672

Leisure Products — 0.1%
Brunswick Corp.	43,513	4,145,483
Hasbro, Inc.(b)	68,126	6,078,202
Hayward Holdings, Inc.(a)(b)	20,586	457,833
Mattel, Inc.(a)	190,027	3,526,901
Peloton Interactive, Inc., Class A(a)(b)	141,444	12,312,700
Polaris, Inc.(b)	30,110	3,602,963
YETI Holdings, Inc.(a)	45,912	3,934,199

		34,058,281

Life Sciences Tools & Services — 1.9%
10X Genomics, Inc., Class A(a)	44,882	6,533,922
Adaptive Biotechnologies Corp.(a)(b)	58,400	1,985,016
Agilent Technologies, Inc.	166,219	26,184,479
Avantor, Inc.(a)	311,215	12,728,694
Bio-Rad Laboratories, Inc., Class A(a)	11,255	8,395,667
Bio-Techne Corp.	20,654	10,008,309
Bruker Corp.	53,452	4,174,601
Charles River Laboratories International, Inc.(a)	27,522	11,357,504
Danaher Corp.	343,912	104,700,569
Illumina, Inc.(a)	79,463	32,230,987
IQVIA Holdings, Inc.(a)	103,942	24,898,267
Maravai LifeSciences Holdings, Inc., Class A(a)	54,538	2,676,725
Mettler-Toledo International, Inc.(a)	12,322	16,971,830
PerkinElmer, Inc.	61,941	10,733,756
PPD, Inc.(a)	84,495	3,953,521
QIAGEN NV(a)	127,418	6,584,962
Repligen Corp.(a)	28,966	8,370,884
Sotera Health Co.(a)(b)	62,387	1,631,420
Syneos Health, Inc.(a)	53,516	4,681,580
Thermo Fisher Scientific, Inc.	213,108	121,754,994
Waters Corp.(a)	32,828	11,729,444

		432,287,131

Machinery — 1.6%
AGCO Corp.	34,546	4,232,921
Allison Transmission Holdings, Inc.	60,337	2,131,103
Caterpillar, Inc.	297,214	57,056,172

Security	Shares	Value

Machinery (continued)
Colfax Corp.(a)	67,510	$3,098,709
Crane Co.	25,215	2,390,634
Cummins, Inc.(b)	77,090	17,311,330
Deere & Co.	152,947	51,247,951
Donaldson Co., Inc.	68,092	3,909,162
Dover Corp.	78,163	12,154,346
Flowserve Corp.	69,309	2,402,943
Fortive Corp.	175,396	12,377,696
Gates Industrial Corp. PLC(a)	40,279	655,339
Graco, Inc.(b)	88,293	6,177,861
IDEX Corp.(b)	40,342	8,348,777
Illinois Tool Works, Inc.(b)	171,091	35,352,533
Ingersoll Rand, Inc.(a)	217,795	10,979,046
ITT, Inc.(b)	46,740	4,012,162
Lincoln Electric Holdings, Inc.(b)	30,018	3,866,018
Middleby Corp.(a)	29,684	5,061,419
Nordson Corp.	32,174	7,662,238
Oshkosh Corp.	39,341	4,027,338
Otis Worldwide Corp.	230,779	18,988,496
PACCAR, Inc.	183,497	14,481,583
Parker-Hannifin Corp.	69,317	19,382,420
Pentair PLC	87,735	6,372,193
Snap-on, Inc.(b)	28,941	6,047,222
Stanley Black & Decker, Inc.(b)	86,560	15,174,834
Timken Co.	32,511	2,126,870
Toro Co.(b)	56,550	5,508,536
Westinghouse Air Brake Technologies Corp.(b)	97,678	8,420,820
Woodward, Inc.(b)	30,355	3,436,186
Xylem, Inc.	98,900	12,231,952

		366,626,810

Marine — 0.0%
Kirby Corp.(a)	29,762	1,427,386

Media — 1.3%
Altice USA, Inc., Class A(a)	121,027	2,507,679
Cable One, Inc.(b)	3,039	5,510,102
Charter Communications, Inc., Class A(a)(b)	69,486	50,555,234
Comcast Corp., Class A	2,473,780	138,358,515
Discovery, Inc., Class A(a)(b)	84,801	2,152,249
Discovery, Inc., Class C(a)(b)	167,784	4,072,118
DISH Network Corp., Class A(a)	131,813	5,728,593
Fox Corp., Class A(b)	176,069	7,062,128
Fox Corp., Class B	84,233	3,126,729
Interpublic Group of Cos., Inc.(b)	216,585	7,942,172
Liberty Broadband Corp., Class A(a)	13,216	2,224,914
Liberty Broadband Corp., Class C(a)	77,695	13,417,927
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	42,844	2,020,951
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	87,042	4,131,884
New York Times Co., Class A	93,485	4,606,006
News Corp., Class A(b)	208,116	4,896,969
News Corp., Class B	71,927	1,670,864
Nexstar Media Group, Inc., Class A	22,849	3,472,134
Omnicom Group, Inc.(b)	113,670	8,236,528
Sirius XM Holdings, Inc.(b)	483,705	2,950,601
ViacomCBS, Inc., Class A(b)	1,463	61,548
ViacomCBS, Inc., Class B	321,603	12,706,535

		287,412,380

Metals & Mining — 0.4%
Alcoa Corp.(a)	100,224	4,904,963
Cleveland-Cliffs, Inc.(a)(b)	244,506	4,843,664

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.	787,763	$25,625,930
Newmont Corp.	430,732	23,388,748
Nucor Corp.(b)	158,910	15,651,046
Reliance Steel & Aluminum Co.	34,439	4,904,802
Royal Gold, Inc.(b)	34,461	3,290,681
Southern Copper Corp.	46,669	2,619,998
Steel Dynamics, Inc.(b)	103,117	6,030,282
United States Steel Corp.(b)	143,487	3,152,409

		94,412,523

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	293,657	4,630,971
Annaly Capital Management, Inc.	750,782	6,321,584
New Residential Investment Corp.	217,591	2,393,501
Starwood Property Trust, Inc.	143,973	3,514,381

		16,860,437

Multi-line Retail — 0.5%
Dollar General Corp.	128,544	27,269,324
Dollar Tree, Inc.(a)	123,691	11,839,703
Kohl’s Corp.	82,020	3,862,322
Nordstrom, Inc.(a)(b)	59,838	1,582,715
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	35,011	2,110,463
Target Corp.	269,651	61,688,059

		108,352,586

Multi-Utilities — 0.7%
Ameren Corp.	136,647	11,068,407
CenterPoint Energy, Inc.(b)	329,891	8,115,319
CMS Energy Corp.	159,941	9,553,276
Consolidated Edison, Inc.(b)	190,184	13,805,457
Dominion Energy, Inc.	438,773	32,039,204
DTE Energy Co.	104,654	11,690,898
MDU Resources Group, Inc.	103,705	3,076,927
NiSource, Inc.	217,211	5,263,023
Public Service Enterprise Group, Inc.	270,509	16,473,998
Sempra Energy	172,831	21,863,121
WEC Energy Group, Inc.	169,529	14,952,458

		147,902,088

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.(b)	194,309	2,024,700
APA Corp.	203,701	4,365,312
Cabot Oil & Gas Corp.(b)	230,246	5,010,153
Cheniere Energy, Inc.(a)	127,768	12,479,101
Chevron Corp.	1,049,358	106,457,369
Cimarex Energy Co.	51,816	4,518,355
ConocoPhillips(b)	732,319	49,629,259
Continental Resources, Inc.(b)	33,740	1,557,101
Devon Energy Corp.(b)	361,952	12,852,916
Diamondback Energy, Inc.	98,604	9,334,841
DTE Midstream LLC(a)	52,327	2,419,600
EOG Resources, Inc.	317,952	25,522,007
EQT Corp.(a)(b)	155,007	3,171,443
Exxon Mobil Corp.	2,297,080	135,114,246
Hess Corp.(b)	147,998	11,560,124
HollyFrontier Corp.	84,830	2,810,418
Kinder Morgan, Inc.	1,043,491	17,457,604
Marathon Oil Corp.	426,004	5,823,475
Marathon Petroleum Corp.	347,212	21,461,174
New Fortress Energy, Inc.(b)	14,214	394,438
Occidental Petroleum Corp.	462,861	13,691,428
ONEOK, Inc.	240,219	13,930,300
Phillips 66	237,294	16,617,699

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.(b)	115,888	$19,296,511
Targa Resources Corp.	118,788	5,845,557
Texas Pacific Land Corp.(b)	3,158	3,819,159
Valero Energy Corp.(b)	223,378	15,763,785
Williams Cos., Inc.(b)	659,517	17,107,871

		540,035,946

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	54,697	3,356,755

Personal Products — 0.2%
Coty, Inc., Class A(a)(b)	162,161	1,274,585
Estee Lauder Cos., Inc., Class A	124,583	37,366,179
Herbalife Nutrition Ltd.(a)(b)	57,625	2,442,148

		41,082,912

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,211,656	71,693,686
Catalent, Inc.(a)	86,727	11,540,762
Elanco Animal Health, Inc.(a)(b)	246,833	7,871,504
Eli Lilly & Co.	459,772	106,230,321
Jazz Pharmaceuticals PLC(a)	31,786	4,138,855
Johnson & Johnson	1,429,170	230,810,955
Merck & Co., Inc.	1,374,162	103,213,308
Nektar Therapeutics(a)(b)	90,298	1,621,752
Organon & Co.(b)	135,789	4,452,521
Perrigo Co. PLC(b)	71,340	3,376,522
Pfizer, Inc.	3,028,082	130,237,807
Royalty Pharma PLC, Class A	175,855	6,355,400
Viatris, Inc.	646,422	8,759,018
Zoetis, Inc.	257,730	50,035,702

		740,338,113

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	70,687	5,609,013
CACI International, Inc., Class A(a)	12,404	3,251,088
Clarivate PLC(a)	240,413	5,265,045
CoStar Group, Inc.(a)	214,425	18,453,415
Dun & Bradstreet Holdings, Inc.(a)(b)	81,354	1,367,561
Equifax, Inc.	65,199	16,522,731
FTI Consulting, Inc.(a)	18,977	2,556,202
IHS Markit Ltd.	204,277	23,822,784
Jacobs Engineering Group, Inc.	69,418	9,199,968
Legalzoom.com, Inc.(a)(b)	13,278	350,539
Leidos Holdings, Inc.	74,833	7,193,696
ManpowerGroup, Inc.(b)	29,146	3,155,929
Nielsen Holdings PLC	190,661	3,658,785
Robert Half International, Inc.	58,497	5,869,004
Science Applications International Corp.(b)	30,168	2,581,174
TransUnion	105,049	11,798,053
Verisk Analytics, Inc.	85,509	17,124,887

		137,779,874

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	179,872	17,512,338
Howard Hughes Corp.	21,016	1,845,415
Jones Lang LaSalle, Inc.(b)	27,606	6,848,772
Opendoor Technologies Inc.	248,898	5,109,876

		31,316,401

Road & Rail — 1.1%
AMERCO	4,991	3,224,336
CSX Corp.	1,231,834	36,634,743
JB Hunt Transport Services, Inc.	44,662	7,468,380
Kansas City Southern	48,640	13,163,930
Knight-Swift Transportation Holdings, Inc.	86,287	4,413,580

8

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Landstar System, Inc.(b)	20,169	$3,183,071
Lyft, Inc., Class A(a)(b)	158,981	8,519,792
Norfolk Southern Corp.	134,120	32,088,210
Old Dominion Freight Line, Inc.	54,878	15,694,010
Ryder System, Inc.(b)	26,032	2,153,107
Schneider National, Inc., Class B	30,004	682,291
TuSimple Holdings, Inc., Class A(a)(b)	19,234	714,158
Uber Technologies, Inc.(a)	876,667	39,274,682
Union Pacific Corp.	353,715	69,331,677
XPO Logistics, Inc.(a)	52,538	4,180,974

		240,726,941

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	656,449	67,548,602
Allegro MicroSystems, Inc.(a)(b)	21,554	688,866
Analog Devices, Inc.	291,765	48,864,802
Applied Materials, Inc.	496,538	63,919,337
Broadcom, Inc.	216,531	105,002,378
Brooks Automation, Inc.(b)	39,284	4,020,717
Cirrus Logic, Inc.(a)(b)	31,220	2,570,967
Enphase Energy, Inc.(a)	70,874	10,628,974
Entegris, Inc.	74,484	9,377,536
First Solar, Inc.(a)	56,884	5,430,147
Intel Corp.	2,192,447	116,813,576
KLA Corp.	83,701	27,998,821
Lam Research Corp.	77,423	44,065,300
Marvell Technology, Inc.(b)	440,816	26,585,613
Microchip Technology, Inc.	144,555	22,187,747
Micron Technology, Inc.	609,038	43,229,517
MKS Instruments, Inc.	30,243	4,563,971
Monolithic Power Systems, Inc.	24,020	11,642,014
NVIDIA Corp.	1,297,700	268,831,532
NXP Semiconductors NV	144,690	28,340,430
ON Semiconductor Corp.(a)	231,839	10,611,271
Qorvo, Inc.(a)	59,477	9,943,960
Qualcomm, Inc.	611,873	78,919,379
Skyworks Solutions, Inc.	88,459	14,576,274
Teradyne, Inc.	91,751	10,016,457
Texas Instruments, Inc.(b)	501,001	96,297,402
Universal Display Corp.	23,204	3,966,956
Wolfspeed, Inc.(a)	63,460	5,123,126
Xilinx, Inc.	134,132	20,252,591

		1,162,018,263

Software — 10.0%
Adobe, Inc.(a)	258,976	149,097,663
Alteryx, Inc., Class A(a)(b)	31,822	2,326,188
Anaplan, Inc.(a)	80,201	4,883,439
ANSYS, Inc.(a)(b)	47,014	16,005,916
Aspen Technology, Inc.(a)	35,764	4,391,819
Atlassian Corp. PLC, Class A(a)	74,382	29,114,602
Autodesk, Inc.(a)	119,773	34,155,666
Avalara, Inc.(a)(b)	45,792	8,003,068
Bentley Systems, Inc., Class B(b)	72,359	4,387,850
Bill.Com Holdings, Inc.(a)	42,794	11,423,858
Black Knight, Inc.(a)	80,009	5,760,648
C3.AI, Inc., Class A(a)(b)	18,741	868,458
Cadence Design Systems, Inc.(a)	147,645	22,359,359
CDK Global, Inc.(b)	62,125	2,643,419
Ceridian HCM Holding, Inc.(a)	69,321	7,806,931
Citrix Systems, Inc.	67,374	7,233,946
Coupa Software, Inc.(a)	39,935	8,752,953
Crowdstrike Holdings, Inc., Class A(a)	107,752	26,483,287

Security	Shares	Value

Software (continued)
Datadog, Inc., Class A(a)	124,956	$17,662,531
Datto Holding Corp.(a)	16,238	388,088
DocuSign, Inc.(a)	104,145	26,810,047
Dolby Laboratories, Inc., Class A	35,426	3,117,488
DoubleVerify Holdings, Inc.(a)(b)	10,690	365,170
Dropbox, Inc., Class A(a)	163,598	4,780,334
Duck Creek Technologies, Inc.(a)(b)	40,103	1,774,157
Dynatrace, Inc.(a)	108,691	7,713,800
Elastic NV(a)	36,898	5,497,433
Everbridge, Inc.(a)(b)	20,541	3,102,513
Fair Isaac Corp.(a)	14,730	5,861,509
Five9, Inc.(a)	35,842	5,725,401
Fortinet, Inc.(a)	72,273	21,106,607
Guidewire Software, Inc.(a)	46,785	5,561,333
HubSpot, Inc.(a)(b)	23,922	16,173,425
Intuit, Inc.	138,428	74,683,290
Jamf Holding Corp.(a)(b)	23,561	907,570
Manhattan Associates, Inc.(a)	33,911	5,189,400
McAfee Corp., Class A	45,901	1,014,871
Medallia, Inc.(a)	55,321	1,873,722
Microsoft Corp.	4,087,947	1,152,474,018
N-Able, Inc.(a)	14,202	176,247
nCino, Inc.(a)(b)	32,187	2,286,243
NCR Corp.(a)	72,634	2,815,294
New Relic, Inc.(a)	25,804	1,851,953
NortonLifeLock, Inc.	296,659	7,505,473
Nuance Communications, Inc.(a)(b)	157,081	8,645,738
Nutanix, Inc., Class A(a)(b)	100,784	3,799,557
Oracle Corp.	914,244	79,658,080
Palantir Technologies, Inc., Class A(a)	871,904	20,960,572
Palo Alto Networks, Inc.(a)(b)	51,896	24,858,184
Paycom Software, Inc.(a)	27,218	13,493,324
Paycor HCM, Inc.(a)(b)	15,501	545,015
Paylocity Holding Corp.(a)	20,139	5,646,976
Pegasystems, Inc.	21,225	2,697,698
Procore Technologies, Inc.(a)	5,433	485,384
PTC, Inc.(a)(b)	58,717	7,033,709
RingCentral, Inc., Class A(a)	43,382	9,435,585
salesforce.com, Inc.(a)	501,275	135,955,805
ServiceNow, Inc.(a)	106,898	66,519,418
Smartsheet, Inc., Class A(a)	64,552	4,442,469
Splunk, Inc.(a)(b)	89,148	12,900,607
SS&C Technologies Holdings, Inc.	124,700	8,654,180
Synopsys, Inc.(a)	82,447	24,685,456
Teradata Corp.(a)	57,517	3,298,600
Trade Desk, Inc., Class A(a)(b)	234,275	16,469,533
Tyler Technologies, Inc.(a)	21,887	10,038,473
Unity Software, Inc.(a)	82,569	10,424,336
VMware, Inc., Class A(a)(b)	43,549	6,475,736
Workday, Inc., Class A(a)	100,916	25,217,899
Zendesk, Inc.(a)	62,759	7,304,520
Zoom Video Communications, Inc., Class A(a)	116,538	30,474,687
Zscaler, Inc.(a)(b)	41,491	10,879,770

		2,273,118,298

Specialty Retail — 2.3%
Advance Auto Parts, Inc.(b)	36,363	7,595,867
AutoNation, Inc.(a)	26,237	3,194,617
AutoZone, Inc.(a)	11,787	20,014,208
Bath & Body Works, Inc.	135,379	8,532,938
Best Buy Co., Inc.(b)	134,231	14,189,559
Burlington Stores, Inc.(a)	36,161	10,254,175
CarMax, Inc.(a)(b)	87,246	11,163,998

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Carvana Co.(a)	41,394	$12,481,947
Dick’s Sporting Goods, Inc.(b)	32,815	3,930,253
Five Below, Inc.(a)	30,030	5,309,604
Floor & Decor Holdings, Inc., Class A(a)	54,620	6,597,550
Foot Locker, Inc.(b)	48,169	2,199,397
GameStop Corp., Class A(a)(b)	34,483	6,050,732
Gap, Inc.(b)	103,373	2,346,567
Home Depot, Inc.	576,809	189,343,322
Leslie’s, Inc.(a)(b)	83,799	1,721,232
Lithia Motors, Inc.(b)	15,527	4,922,680
Lowe’s Cos., Inc.	383,685	77,834,339
O’Reilly Automotive, Inc.(a)	36,961	22,585,389
Penske Automotive Group, Inc.(b)	19,357	1,947,314
Petco Health & Wellness Co., Inc.(a)(b)	29,465	621,712
RH(a)	9,209	6,141,574
Ross Stores, Inc.(b)	191,504	20,845,210
TJX Cos., Inc.	655,181	43,228,842
Tractor Supply Co.(b)	61,997	12,561,212
Ulta Beauty, Inc.(a)	28,504	10,287,664
Victoria’s Secret & Co.(a)	42,731	2,361,315
Vroom, Inc.(a)(b)	57,305	1,264,721
Williams-Sonoma, Inc.(b)	40,106	7,111,997

		516,639,935

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	8,516,264	1,205,051,356
Dell Technologies, Inc., Class C(a)	147,904	15,387,932
Hewlett Packard Enterprise Co.(b)	719,384	10,251,222
HP, Inc.(b)	645,697	17,666,270
NetApp, Inc.(b)	118,773	10,661,065
Pure Storage, Inc., Class A(a)	155,091	3,902,090
Western Digital Corp.(a)	164,826	9,302,779
Xerox Holdings Corp.(b)	77,484	1,562,852

		1,273,785,566

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	76,736	3,714,790
Carter’s, Inc.(b)	22,980	2,234,575
Columbia Sportswear Co.	21,427	2,053,564
Deckers Outdoor Corp.(a)	14,966	5,390,753
Hanesbrands, Inc.(b)	186,783	3,205,196
Lululemon Athletica, Inc.(a)	62,211	25,176,792
NIKE, Inc., Class B	672,014	97,596,593
PVH Corp.(a)(b)	37,356	3,839,823
Ralph Lauren Corp.(b)	25,251	2,803,871
Skechers USA, Inc., Class A(a)	74,526	3,139,035
Tapestry, Inc.	154,787	5,730,215
Under Armour, Inc., Class A(a)	103,529	2,089,215
Under Armour, Inc., Class C(a)	98,963	1,733,832
VF Corp.	173,628	11,631,340

		170,339,594

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.(b)	181,135	2,709,779
New York Community Bancorp, Inc.(b)	247,647	3,187,217
Rocket Cos., Inc., Class A(b)	66,116	1,060,501
TFS Financial Corp.	20,191	384,840
UWM Holdings Corp.(b)	64,344	447,191

		7,789,528

Security	Shares	Value

Tobacco — 0.6%
Altria Group, Inc.	1,005,359	$45,763,941
Philip Morris International, Inc.	844,611	80,060,677

		125,824,618

Trading Companies & Distributors — 0.2%
Air Lease Corp.(b)	63,100	2,482,354
Core & Main, Inc., Class A(a)(b)	18,777	492,145
Fastenal Co.	309,958	15,996,932
MSC Industrial Direct Co., Inc., Class A	22,104	1,772,520
SiteOne Landscape Supply, Inc.(a)	23,653	4,718,064
United Rentals, Inc.(a)	39,738	13,945,256
Univar Solutions, Inc.(a)	100,578	2,395,768
W.W. Grainger, Inc.	24,944	9,804,489
Watsco, Inc.(b)	17,346	4,590,099

		56,197,627

Water Utilities — 0.1%
American Water Works Co., Inc.	97,111	16,415,643
Essential Utilities, Inc.	126,533	5,830,641

		22,246,284

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)	320,428	40,937,881

Total Common Stocks — 98.1% (Cost: $12,595,366,700)		22,296,930,348

Investment Companies

Equity Funds — 1.0%
iShares Russell 1000 ETF(b)(c)	964,562	233,144,281

Total Investment Companies — 1.0% (Cost: $218,496,284)		233,144,281

Total Long-Term Investments — 99.1% (Cost: $12,813,862,984)		22,530,074,629

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	1,143,914,056	1,144,486,013
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)(d)	266,793,385	266,793,385

Total Short-Term Securities — 6.2% (Cost: $1,410,915,174)		1,411,279,398

Total Investments — 105.3% (Cost: $14,224,778,158)		23,941,354,027

Liabilities in Excess of Other Assets — (5.3)%		(1,214,444,598)

Net Assets — 100.0%		$22,726,909,429

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,048,530,631	$96,029,790	(a)	$—	$130,381	$(204,789)	$1,144,486,013	1,143,914,056	$1,724,674	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	201,900,891	64,892,494	(a)	—	—	—	266,793,385	266,793,385	16,593		—
BlackRock, Inc.	57,024,749	2,864,842		(4,261,282)	650,677	8,743,162	65,022,148	77,531	975,717		—
iShares Russell 1000 ETF	132,927,058	1,028,416,179		(942,366,890)	17,928,724	(3,760,790)	233,144,281	964,562	1,509,275		—

					$18,709,782	$4,777,583	$1,709,445,827		$4,226,259		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 400 E-Mini Index	48	12/17/21	$12,639	$(165,528)
S&P 500 E-Mini Index	718	12/17/21	154,289	(4,745,516)

				$(4,911,044)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$22,296,930,348	$—	$—	$22,296,930,348
Investment Companies	233,144,281	—	—	233,144,281
Short-Term Securities
Money Market Funds	1,411,279,398	—	—	1,411,279,398

	$23,941,354,027	$—	$—	$23,941,354,027

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,911,044)	$—	$—	$(4,911,044)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

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